Note 3 - Balance Sheet Components - Schedule Of Other Assets - 10Q (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Prepaid technology license fees	$ 50,000	$ 60,000	$ 70,000
Deposits	36,947	11,010	11,010
Total other assets	$ 86,947	$ 71,010	$ 1,187,788